FILE NOS. 2-48925
811-2402

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 64
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 47
(Check appropriate box or boxes)
JOHN HANCOCK SOVEREIGN BOND FUND
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210-2805
(Address of Principal Executive Offices)
Registrant’s Telephone Number including Area Code
(617) 663-4324
ALFRED P. OUELLETTE, ESQ.
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
(Name and Address of Agent for Service)
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐     immediately upon filing pursuant to paragraph (b) of Rule 485
☑     on October 2, 2008 pursuant to paragraph (b) of Rule 485
☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐     on (date), pursuant to paragraph (a)(1) of Rule 485
☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
INDEX TO EXHIBITS
INSTANCE DOCUMENT
SCHEMA DOCUMENT
LABELS LINKBASE DOCUMENT
DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 2nd day of October, 2008.

JOHN HANCOCK SOVEREIGN BOND
By:	*
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*	President and	*
Keith F. Hartstein	Chief Executive Officer

*	Chief Operating Officer	*
John G. Vrysen

/s/ Gordon M. Shone Gordon M. Shone	Treasurer	October 2, 2008

*	Trustee	*
James R. Boyle

*	Chairman and Trustee	*
James F. Carlin

*	Trustee	*
William H. Cunningham

*	Trustee	*
Charles L. Ladner

*	Trustee	*
Stanley Martin

*	Trustee	*
John A. Moore

*	Trustee	*
Patti McGill Peterson

*	Trustee	*
Steven R. Pruchansky

*By:

/s/ Alfred P. Ouellette	October 2, 2008
Alfred P. Ouellette Attorney-in-Fact, under Power of Attorney dated September 9, 2008

OPEN END FUNDS:	1933 Act Number	1940 Act Number
John Hancock Bond Trust	2-66906	811-3006
John Hancock California Tax-Free Income Fund	33-31675	811-5979
John Hancock Capital Series	2-29502	811-1677
John Hancock Current Interest	2-50931	811-2485
John Hancock Equity Trust	2-92548	811-4079
John Hancock Investment Trust	2-10156	811-0560
John Hancock Investment Trust II	2-90305	811-3999
John Hancock Investment Trust III	33-4559	811-4630
John Hancock Municipal Securities Trust	33-32246	811-5968
John Hancock Series Trust	2-75807	811-3392
John Hancock Sovereign Bond Fund	2-48925	811-2402
John Hancock Strategic Series	33-5186	811-4651
John Hancock Tax-Exempt Series Trust	33-12947	811-5079
John Hancock World Fund	33-10722	811-4932
JOHN HANCOCK FUNDS
POWER OF ATTORNEY
     The undersigned Trustees or officers of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint THOMAS M. KINZLER, BETSY ANNE SEEL, ALFRED P. OUELLETTE, GEORGE M. BOYD, DAVID D. BARR and KINGA KAPUSCINSKI, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A to be filed by the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and under the Securities Act of 1933, as amended (the “1933 Act”), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.
(THE REMAINDER OF THIS SPACE HAS BEEN INTENTIONALLY LEFT BLANK)

1

John Hancock Funds
N-1A Power of Attorney
     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 9th day of September, 2008.

/s/ James R. Boyle	/s/ Patti McGill Peterson

James R. Boyle, as Trustee	Patti McGill Peterson, as Trustee

/s/ James F. Carlin	/s/ Steven R. Pruchansky

James F. Carlin, as Trustee	Steven R. Pruchansky, as Trustee

/s/ William H. Cunningham	/s/ Stanley Martin

William H. Cunningham, as Trustee	Stanley Martin, as Trustee

/s/ Charles L. Ladner	/s/ John G. Vrysen

Charles L. Ladner, as Trustee	John G. Vrysen, as Chief Operating Officer

/s/ John A. Moore	/s/ Charles A. Rizzo

John A. Moore, as Trustee	Charles A. Rizzo, as Chief Financial Officer

/s/ Keith F. Hartstein

Keith F. Hartstein, as President and Chief Executive Officer

John Hancock Sovereign Bond Fund
(File no. 2-48925)
INDEX TO EXHIBITS

99.(a)	Amended and Restated Declaration of Trust of John Hancock Sovereign Bond Fund dated March 8, 2005.### #

99.(a). 1	Amendment to Declaration of Trust, effective July 1, 2005, regarding change of address of principal place of business.### ##

99.(b)	By Laws. Amended and Restated By-Laws dated March 8, 2005.### #

99.(c)	Instruments Defining Rights of Security Holders, see Exhibit 99.(a) and 99.(b).

99.(d)	Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Advisers, Inc. and the Registrant dated January 1, 1994.*

99.(d).1	Sub-Advisory Agreement dated December 31, 2005 between the Registrant, John Hancock Advisers, LLC and Sovereign Asset Management LLC.### ##

99.(e)	Underwriting Contracts. Distribution Agreement between John Hancock Broker Distribution Services, Inc. and the Registrant dated August 1, 1991.*

99.(e).1	Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers. ###

99.(e).2	Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and the John Hancock Funds.*

99.(f)	Bonus or Profit Sharing Contracts. Not Applicable.

99.(g)	Custodian Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001.#

99.(h)	Other Material Contracts. Master Transfer Agency and Service Agreement between John Hancock Funds and the John Hancock Signature Services, Inc. dated June 1, 2007.### ### #

99.(h).1	Amendment, dated June 1, 2008, to the Master Transfer Agency and Service Agreement dated June 1, 2007 between each investment company advised by John Hancock Advisers, LLC and John Hancock Signature Services, Inc. +

99.(h).2	Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.**

99.(h).3	Service Agreement between John Hancock Bond Fund (Class A Shares) and Charles Schwab & Co., Inc. Dated January 24, 2000.*****

99.(h).4	Amendment dated March 8, 2005 effective April 1, 2005 to the Accounting and Legal Services Agreement.### ##

99.(i)	Legal Opinion.+

99.(j)	Other Opinions. Auditor’s Consent.+

99.(k)	Omitted Financial Statements. Not Applicable.

99.(l)	Initial Capital Agreements. Not Applicable.

99.(m).	Rule 12b-1 Plans. Amended and Restated Distribution as of May 1, 1995 Class A and Class B Shares.***

99.(m).1	Rule 12b-1 Plans. Amended and Restated Distribution as Of October 1, 1998 Class C Shares.****

99.(m).2	Class R Shares Distribution Plan between Registrant and John Hancock Funds, LLC dated August 1, 2003. ##

99.(m).3	Class R Shares Service Plan between Registrant and John Hancock Funds, LLC dated August 1, 2003.##

99.(n)	John Hancock Funds Class A, Class B, Class C, Class I and Class R shares Amended and Restated Multiple Class Plan pursuant to Rule 18f-3.### #

99.(p)	Code of Ethics. John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, John Hancock Funds, LLC, John Hancock Distributors, LLC, and each open-end and closed-end fund advised by a John Hancock adviser dated January 1, 2008. +

99.(p). 1	Code of Ethics for the Independent Directors/Trustees of the John Hancock Funds dated December 6, 2005.### ##

99.(p). 2	Code of Ethics. Subadviser: MFC Global Investment Management (U.S.), LLC, dated March 1, 2008. +

*	Previously filed electronically with post-effective amendment number 39 (file nos. 811-2402 and 2-48925) on April 26, 1995, accession number 0000950146-95-000178.

**	Previously filed electronically with post-effective amendment number 40 (file nos. 811-2402 and 2-48925) on April 29, 1996, accession number 0001010521-96-000046.

***	Previously filed electronically with post-effective amendment number 45 (file nos. 811-2402 and 2-48925) on July 16, 1998, accession number 0001010521-98-000293.

****	Previously filed electronically with post-effective amendment number 46 (file nos. 811-2402 and 2-48925) on September 28, 1998, accession number 0001010521-98-000334.

*****	Previously filed electronically with post-effective amendment number 49 (file nos. 811-2402 and 2-48925) on September 25, 2000, accession number 0001010521-00-000426.

#	Previously filed electronically with post-effective amendment number 52 (file nos. 811-2402 and 2-48925) on October 25, 2001, accession number 0001010521-01-000237.

##	Previously filed electronically with post-effective amendment number 54 (file nos. 811-2402 and 2-248925) on August 5, 2003, accession number 0001010521-03-000257.

####	Previously filed electronically with post-effective amendment number 57 (file nos. 811-2402 and 2-48924) on September 29, 2004, accession number 0001010521-04-000222.

#####	Previously filed electronically with post-effective amendment number 58 (file nos. 811-2402 and 2-48924) on September 14, 2005, accession number 0001010521-05-000406.

######	Previously filed electronically with post-effective amendment number 59 (file nos. 811-2402 and 2-48924) on September 27, 2006, accession number 0001010521-06-000828.

### ### #	Previously filed electronically with post-effective amendment number 61 (file nos. 811-2402 and 2-48924) on September 25, 2007, accession number 0001010521-07-000661.

+	Filed herewith.